Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes
The provision for income taxes consists of the following:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Current:
U.S. federal	$42,596	$12,557	$19,544
Non-U.S.	95,677	93,046	125,160
State and local	6,567	1,468	6,566
Total current	144,840	107,071	151,270
Deferred:
U.S. federal	19,086	34,732	3,842
Non-U.S.	(11,918)	(2,830)	1,118
State and local	6,516	2,623	230
Total deferred	13,684	34,525	5,190
Total provision	$158,524	$141,596	$156,460

Schedule of Reconciliation Statutory Corporate Rate to Provision for Income Taxes
The provision for income taxes differs from the statutory corporate rate due to the following:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in millions)
Statutory federal income tax at 35%	$205.7	$185.6	$204.7
Foreign impact, net	(55.0)	(37.6)	(49.1)
Change in valuation allowances	3.6	(2.3)	(1.1)
State and local income taxes, net	13.1	4.1	6.8
Meals and entertainment	0.8	0.9	0.9
Other	(9.7)	(9.1)	(5.7)
Total	$158.5	$141.6	$156.5
Effective tax rate	27.0%	26.7%	26.8%

Schedule of Deferred Tax Assets and Liabilities
Significant components of the consolidated deferred tax assets and liabilities were:

	December 31,
	2011	2010
	(Amounts in thousands)
Deferred tax assets related to:
Retirement benefits	$36,735	$37,946
Net operating loss carryforwards	32,694	35,826
Compensation accruals	43,418	49,809
Inventories	50,159	46,330
Credit carryforwards	44,861	30,972
Warranty and accrued liabilities	20,451	19,768
Unrealized foreign exchange gain	2,233	—
Restructuring charge	730	1,315
Other	25,095	17,161
Total deferred tax assets	256,376	239,127
Valuation allowances	(17,686)	(14,296)
Net deferred tax assets	238,690	224,831
Deferred tax liabilities related to:
Property, plant and equipment	(33,056)	(25,773)
Goodwill and intangibles	(115,634)	(102,196)
Unrealized foreign exchange loss	—	(237)
Foreign equity investments	(8,044)	(6,635)
Total deferred tax liabilities	(156,734)	(134,841)
Deferred tax assets, net	$81,956	$89,990

Schedule of Earnings Before Income Tax	Earnings before income taxes comprised:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
U.S.	$247,684	$201,997	$142,783
Non-U.S.	340,071	328,280	442,008
Total	$587,755	$530,277	$584,791

Reconciliation of Unrecognized Tax Benefits
A tabular reconciliation of the total gross amount of unrecognized tax benefits, excluding interest and penalties, is as follows (in millions):

	2011	2010
Balance — January 1	$104.6	$130.2
Gross amount of increases (decreases) in unrecognized tax benefits resulting from tax positions taken:
During a prior year	1.0	(1.2)
During the current period	8.8	7.2
Decreases in unrecognized tax benefits relating to:
Settlements with taxing authorities	(9.8)	(6.2)
Lapse of the applicable statute of limitations	(8.3)	(21.3)
Decreases in unrecognized tax benefits relating to foreign currency translation adjustments	(2.5)	(4.1)
Balance — December 31	$93.8	$104.6